SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Cost amount carried at Close of Period
	Property	Location	Encumbrances (1)	Land	Buildings and Equipment		Impairments/ Writedowns	Land	Buildings and Equipment	Total (2)	Accumulated Depreciation (3)	Date(s) Acquired	Original Construction Date(s)
1	131 Clayton Street	Montgomery, AL	$—	$920	$9,084	$29	$—	$920	$9,113	$10,033	$(1,479)	6/22/2011	2007
2	4344 Carmichael Road	Montgomery, AL	—	1,374	11,658	—	—	1,374	11,658	13,032	(1,166)	12/17/2013	2009
3	15451 North 28th Avenue	Phoenix, AZ	—	1,917	7,416	456	—	1,917	7,872	9,789	(628)	9/10/2014	1996
4	711 S 14th Avenue	Safford, AZ	—	460	11,708	348	—	460	12,056	12,516	(2,232)	6/16/2010	1992
5	5045 East Butler Street	Fresno, CA	—	7,276	61,118	58	—	7,276	61,176	68,452	(23,497)	8/29/2002	1971
6	10949 N. Mather Boulevard	Rancho Cordova, CA	—	562	16,923	101	—	562	17,024	17,586	(1,769)	10/30/2013	2012
7	11020 Sun Center Drive	Rancho Cordova, CA	—	1,466	8,797	408	—	1,466	9,205	10,670	(237)	12/20/2016	1983
8	801 K Street	Sacramento, CA	—	4,688	61,995	4,915	—	4,688	66,910	71,598	(3,608)	1/29/2016	1989
9	9800 Goethe Road	Sacramento, CA	—	1,550	12,263	949	—	1,550	13,212	14,762	(2,598)	12/23/2009	1993
10	9815 Goethe Road	Sacramento, CA	—	1,450	9,465	1,523	—	1,450	10,988	12,438	(1,731)	9/14/2011	1992
11	Capitol Place	Sacramento, CA	—	2,290	35,891	7,032	—	2,290	42,923	45,213	(8,331)	12/17/2009	1988
12	4181 Ruffin Road	San Diego, CA	—	5,250	10,549	4,294	—	5,250	14,843	20,093	(3,332)	7/16/2010	1981
13	4560 Viewridge Road	San Diego, CA	—	4,269	18,316	4,195	—	4,347	22,433	26,780	(9,882)	3/31/1997	1996
14	9174 Sky Park Centre	San Diego, CA	—	685	5,530	2,653	—	685	8,183	8,868	(2,684)	6/24/2002	1986
15	603 San Juan Avenue	Stockton, CA	—	563	5,470	—	—	563	5,470	6,033	(741)	7/20/2012	2012
16	16194 West 45th Street	Golden, CO	—	494	152	6,495	—	494	6,647	7,141	(3,316)	3/31/1997	1997
17	12795 West Alameda Parkway	Lakewood, CO	4,111	2,640	23,777	1,065	—	2,640	24,842	27,482	(4,931)	1/15/2010	1988
18	Corporate Center	Lakewood, CO	—	2,887	27,537	3,898	—	2,887	31,435	34,322	(11,581)	10/11/2002	1980
19	20 Massachusetts Avenue	Washington, DC	—	12,009	51,528	21,245	—	12,231	72,551	84,782	(33,237)	3/31/1997	1996
20	625 Indiana Avenue	Washington, DC	—	26,000	25,955	6,555	—	26,000	32,510	58,510	(6,374)	8/17/2010	1989
21	11 Dupont Circle, NW	Washington, DC	64,293	28,255	44,743	1,299	—	28,255	46,042	74,297	(316)	10/2/2017	1974
22	1211 Connecticut Avenue, NW	Washington, DC	27,906	30,388	24,667	220	—	30,388	24,887	55,275	(176)	10/2/2017	1967
23	1401 K Street, NW	Washington, DC	25,501	29,215	34,656	1,194	—	29,215	35,850	65,065	(291)	10/2/2017	1929
24	440 First Street, NW	Washington, DC	—	27,903	38,624	683	—	27,903	39,307	67,210	(241)	10/2/2017	1982
25	500 First Street, NW	Washington, DC	—	30,478	15,660	—	—	30,478	15,660	46,138	(112)	10/2/2017	1969
26	840 First Street, NE	Washington, DC	36,085	42,727	73,249	—	—	42,727	73,249	115,976	(458)	10/2/2017	2003
27	7850 Southwest 6th Court	Plantation, FL	—	4,800	30,592	383	—	4,800	30,975	35,775	(5,224)	5/12/2011	1999
28	8900 Grand Oak Circle	Tampa, FL	8,391	1,100	11,773	169	—	1,100	11,942	13,042	(2,169)	10/15/2010	1994

				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Cost amount carried at Close of Period
	Property	Location	Encumbrances (1)	Land	Buildings and Equipment		Impairments/ Writedowns	Land	Buildings and Equipment	Total (2)	Accumulated Depreciation (3)	Date(s) Acquired	Original Construction Date(s)
29	181 Spring Street NW	Atlanta, GA	$—	5,717	$20,017	136	$—	5,717	20,153	25,871	(2,719)	7/25/2012	2007
30	Corporate Square	Atlanta, GA	—	3,996	29,762	27,321	—	3,996	57,083	61,079	(11,541)	7/16/2004	1967
31	Executive Park	Atlanta, GA	—	1,521	11,826	4,003	—	1,521	15,829	17,350	(5,127)	7/16/2004	1972
32	One Georgia Center	Atlanta, GA	—	10,250	27,933	3,581	—	10,250	31,514	41,764	(4,576)	9/30/2011	1968
33	4712 Southpark Boulevard	Ellenwood, GA	—	1,390	19,635	74	—	1,390	19,709	21,099	(2,661)	7/25/2012	2005
34	1185, 1249 & 1387 S. Vinnell Way	Boise, ID	—	3,390	29,026	802	—	3,390	29,828	33,218	(4,059)	9/11/2012	1996; 1997; 2002
35	2020 S. Arlington Heights	Arlington Heights, IL	—	1,450	13,160	730	—	1,450	13,890	15,340	(2,746)	12/29/2009	1988
36	Intech Park	Indianapolis, IN	—	4,170	68,888	3,822	—	4,170	72,710	76,880	(11,657)	10/14/2011	2000; 2001; 2008
37	400 State Street	Kansas City, KS	—	640	9,932	4,599	—	640	14,531	15,171	(2,559)	6/16/2010	1971
38	7125 Industrial Road	Florence, KY	—	1,698	11,722	81	—	1,698	11,803	13,501	(1,468)	12/31/2012	1980
39	251 Causeway Street	Boston, MA	—	5,100	17,293	1,752	—	5,100	19,045	24,145	(3,427)	8/17/2010	1987
40	75 Pleasant Street	Malden, MA	—	1,050	31,086	159	—	1,050	31,245	32,295	(5,970)	5/24/2010	2008
41	25 Newport Avenue	Quincy, MA	—	2,700	9,199	1,297	—	2,700	10,496	13,196	(1,662)	2/16/2011	1985
42	One Montvale Avenue	Stoneham, MA	—	1,670	11,035	2,095	—	1,670	13,130	14,800	(2,308)	6/16/2010	1945
43	Annapolis Commerce Center	Annapolis, MD	—	4,057	7,665	—	—	4,057	7,665	11,722	(55)	10/2/2017	1989
44	4201 Patterson Avenue	Baltimore, MD	—	901	8,097	3,976	—	901	12,073	12,974	(4,520)	10/15/1998	1989
45	Ammendale Commerce Center	Beltsville, MD	—	4,879	9,498	—	—	4,879	9,498	14,377	(70)	10/2/2017	1987
46	Indian Creek Technology Park	Beltsville, MD	—	8,796	12,093	24	—	8,796	12,117	20,913	(86)	10/2/2017	1988
47	Gateway 270 West	Clarksburg, MD	—	12,104	9,688	—	—	12,104	9,688	21,792	(64)	10/2/2017	2002
48	Hillside Center	Columbia, MD	—	3,437	4,228	—	—	3,437	4,228	7,665	(25)	10/2/2017	2001
49	Snowden Center	Columbia, MD	—	7,955	10,128	54	—	7,955	10,182	18,137	(63)	10/2/2017	1982
50	TenThreeTwenty	Columbia, MD	—	3,126	16,361	118	—	3,126	16,479	19,605	(103)	10/2/2017	1982
51	20400 Century Boulevard	Germantown, MD	—	2,305	9,890	1,282	—	2,347	11,130	13,477	(5,296)	3/31/1997	1995
52	Cloverleaf Center	Germantown, MD	—	11,890	4,639	—	—	11,890	4,639	16,529	(39)	10/2/2017	2000
53	3300 75th Avenue	Landover, MD	—	4,110	36,371	1,045	—	4,110	37,416	41,526	(7,271)	2/26/2010	1985
54	1401 Rockville Pike	Rockville, MD	—	3,248	29,258	16,534	—	3,248	45,792	49,040	(17,237)	2/2/1998	1986
55	2115 East Jefferson Street	Rockville, MD	—	3,349	11,152	328	—	3,349	11,480	14,829	(1,229)	8/27/2013	1981
56	Metro Park North	Rockville, MD	—	11,159	7,624	—	—	11,159	7,624	18,783	(59)	10/2/2017	2001

				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Cost amount carried at Close of Period
	Property	Location	Encumbrances (1)	Land	Buildings and Equipment		Impairments/ Writedowns	Land	Buildings and Equipment	Total (2)	Accumulated Depreciation (3)	Date(s) Acquired	Original Construction Date(s)
57	Redland 520/530	Rockville, MD	—	12,714	61,377	1,217	—	12,714	62,594	75,308	(384)	10/2/2017	2008
58	Redland 540	Rockville, MD	—	10,740	17,714	2,028	—	10,740	19,742	30,482	(111)	10/2/2017	2003
59	Rutherford Business Park	Windsor Mill, MD	—	1,598	10,219	10	—	1,598	10,229	11,827	(1,299)	11/16/2012	1972
60	Meadows Business Park	Woodlawn, MD	—	3,735	21,509	2,187	—	3,735	23,696	27,431	(3,907)	2/15/2011	1973
61	11411 E. Jefferson Avenue	Detroit, MI	—	630	18,002	358	—	630	18,360	18,990	(3,460)	4/23/2010	2009
62	330 2nd Avenue South	Minneapolis, MN	—	3,991	18,186	(4,246)	(9,260)	1,489	16,442	17,931	—	7/16/2010	1980
63	Rosedale Corporate Plaza	Roseville, MN	—	672	6,045	1,505	—	672	7,550	8,222	(3,194)	12/1/1999	1987
64	1300 Summit Street	Kansas City, MO	—	2,776	12,070	253	—	2,776	12,323	15,099	(1,614)	9/27/2012	1998
65	4241-4300 NE 34th Street	Kansas City, MO	—	1,443	6,193	3,851	—	1,780	9,707	11,487	(3,893)	3/31/1997	1995
66	1220 Echelon Parkway	Jackson, MS	—	440	25,458	48	—	440	25,506	25,946	(3,459)	7/25/2012	2009
67	10-12 Celina Avenue	Nashua, NH	—	3,000	14,052	1,545	—	3,000	15,597	18,597	(2,956)	8/31/2009	1979
68	50 West State Street	Trenton, NJ	—	5,000	38,203	2,620	—	5,000	40,823	45,823	(6,948)	12/30/2010	1989
69	138 Delaware Avenue	Buffalo, NY	—	4,405	18,899	5,226	—	4,485	24,045	28,530	(11,064)	3/31/1997	1994
70	Airline Corporate Center	Colonie, NY	—	790	6,400	32	—	790	6,432	7,222	(881)	6/22/2012	2004
71	5000 Corporate Court	Holtsville, NY	—	6,530	17,711	2,477	—	6,530	20,188	26,718	(3,183)	8/31/2011	2000
72	305 East 46th Street	New York, NY	—	36,800	66,661	4,438	—	36,800	71,099	107,899	(11,212)	5/27/2011	1928
73	4600 25th Avenue	Salem, OR	—	6,510	17,973	4,278	—	6,510	22,251	28,761	(4,066)	12/20/2011	1957
74	Synergy Business Park	Columbia, SC	—	1,439	11,143	4,803	—	1,439	15,946	17,385	(3,718)	5/10/2006;9/17/2010	1982; 1985
75	One Memphis Place	Memphis, TN	—	1,630	5,645	2,508	—	1,630	8,153	9,783	(1,434)	9/17/2010	1985
76	701 Clay Road	Waco, TX	—	2,030	8,708	2,555	—	2,060	11,233	13,293	(4,708)	12/23/1997	1997
77	14660, 14672 & 14668 Lee Road	Chantilly, VA	—	6,966	74,214	294	—	6,966	74,508	81,474	(1,856)	12/22/2016	1998; 2002; 2006
78	1408 Stephanie Way	Chesapeake, VA	—	1,403	2,555	—	—	1,403	2,555	3,958	(21)	10/2/2017	1998
79	1434 Crossways	Chesapeake, VA	—	3,617	19,527	276	—	3,617	19,803	23,420	(135)	10/2/2017	1998
80	1441 Crossways Boulevard	Chesapeake, VA	—	2,485	10,189	—	—	2,485	10,189	12,674	(73)	10/2/2017	1988
81	535 Independence Parkway	Chesapeake, VA	3,193	2,465	5,801	—	—	2,465	5,801	8,266	(41)	10/2/2017	1987
82	Crossways	Chesapeake, VA	—	6,522	40,267	—	—	6,522	40,267	46,789	(318)	10/2/2017	1989
83	Crossways II	Chesapeake, VA	—	1,633	8,035	153	—	1,633	8,188	9,821	(57)	10/2/2017	1989
84	Greenbrier Circle Corporate Center	Chesapeake, VA	—	4,489	15,149	14	—	4,489	15,163	19,652	(126)	10/2/2017	1981

				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Cost amount carried at Close of Period
	Property	Location	Encumbrances (1)	Land	Buildings and Equipment		Impairments/ Writedowns	Land	Buildings and Equipment	Total (2)	Accumulated Depreciation (3)	Date(s) Acquired	Original Construction Date(s)
85	Greenbrier Technology Center I	Chesapeake, VA	—	2,514	6,102	—	—	2,514	6,102	8,616	(51)	10/2/2017	1987
86	Greenbrier Technology Center II	Chesapeake, VA	—	2,084	5,581	3	—	2,084	5,584	7,668	(47)	10/2/2017	1987
87	Greenbrier Towers	Chesapeake, VA	—	3,437	11,241	27	—	3,437	11,268	14,705	(94)	10/2/2017	1985
88	Enterchange at Meadowville	Chester, VA	—	1,478	9,594	283	—	1,478	9,877	11,355	(1,060)	8/28/2013	1999
89	3920 Pender Drive	Fairfax, VA	13,620	2,963	12,840	12	—	2,963	12,852	15,815	(1,204)	3/21/2014	1981
90	Pender Business Park	Fairfax, VA	—	2,529	21,386	193	—	2,529	21,579	24,108	(2,312)	11/4/2013	2000
91	3201 Jermantown Road	Fairfax, VA	—	5,991	25,619	329	—	5,991	25,948	31,939	(213)	10/2/2017	1984
92	7987 Ashton Avenue	Manassas, VA	—	1,562	8,253	333	—	1,562	8,586	10,148	(210)	1/3/2017	1989
93	Gateway II	Norfolk, VA	—	1,194	1,563	—	—	1,194	1,563	2,757	(13)	10/2/2017	1984
94	Norfolk Business Center	Norfolk, VA	—	2,134	5,430	—	—	2,134	5,430	7,564	(45)	10/2/2017	1985
95	Norfolk Commerce Park II	Norfolk, VA	—	3,116	10,709	34	—	3,116	10,743	13,859	(76)	10/2/2017	1990
96	1759 & 1760 Business Center Drive	Reston, VA	—	9,066	78,658	2,413	—	9,066	81,071	90,137	(7,185)	5/28/2014	1987
97	1775 Wiehle Avenue	Reston, VA	—	4,138	26,120	29	—	4,138	26,149	30,287	(163)	10/2/2017	2001
98	9960 Mayland Drive	Richmond, VA	—	2,614	15,930	1,844	—	2,614	17,774	20,388	(1,550)	5/20/2014	1994
99	Aquia Commerce Center	Stafford, VA	—	2,090	7,465	730	—	2,090	8,195	10,285	(1,308)	6/22/2011	1988; 1999
100	Atlantic Corporate Park	Sterling, VA	—	5,752	29,323	—	—	5,752	29,323	35,075	(183)	10/2/2017	2008
101	Sterling Business Park Lots 8 & 9	Sterling, VA	—	9,178	44,324	—	—	9,178	44,324	53,502	(277)	10/2/2017	2016
102	Sterling Park Business Center	Sterling, VA	—	18,935	21,191	63	—	18,935	21,254	40,189	(154)	10/2/2017	1990
103	65 Bowdoin Street	S. Burlington, VT	—	700	8,416	120	—	700	8,536	9,236	(1,656)	4/9/2010	2009
104	840 North Broadway	Everett, WA	—	3,360	15,376	1,829	—	3,360	17,205	20,565	(2,504)	6/28/2012	1985
105	Stevens Center	Richland, WA	—	3,970	17,035	2,431	—	4,042	19,394	23,436	(9,176)	3/31/1997	1995
106	11050 West Liberty Drive	Milwaukee, WI	—	945	4,539	103	—	945	4,642	5,587	(763)	6/9/2011	2006
107	882 TJ Jackson Drive	Falling Waters, WV	—	906	3,886	282	—	922	4,152	5,074	(2,110)	3/31/1997	1993
108	5353 Yellowstone Road	Cheyenne, WY	—	1,915	8,217	550	—	1,950	8,732	10,682	(4,438)	3/31/1997	1995
			$183,100	$628,698	$2,153,005	$194,018	$(9,260)	$627,108	$2,348,613	$2,975,721	$(341,848)
____________________
(1) Represents mortgage debt, net of the unamortized balance of the fair value adjustments and debt issuance costs totaling $47.
(2) Excludes value of real estate intangibles. Aggregate cost for federal income tax purposes is approximately $3,911,604.
(3) Depreciation on building and improvements is provided for periods ranging up to 40 years and on equipment up to 12 years.

Analysis of the carrying amount of real estate properties and accumulated depreciation:

	Real Estate Properties	Accumulated Depreciation
Balance at December 31, 2014	$1,682,480	$219,791
Additions	19,622	38,987
Disposals	(2,624)	(2,624)
Reclassification of assets held for sale	(3,346)	(275)
Balance at December 31, 2015	1,696,132	255,879
Additions	194,107	42,404
Disposals	(1,479)	(1,479)
Balance at December 31, 2016	1,888,760	296,804
Additions	1,100,138	45,315
Loss on asset impairment	(9,490)	—
Disposals	(3,687)	(271)
Balance at December 31, 2017	$2,975,721	$341,848